Restructuring Charges	12 Months Ended
Dec. 31, 2013
Restructuring And Related Activities [Abstract]
Restructuring Charges
20.	Restructuring Charges

During 2013, the Company recorded restructuring charges of $6.9 million ($7.6 million—2012, $5.5 million—2011).

A portion of the restructuring charges in 2013 relate to the termination of the employment of certain seafarers from the sale of two vessels and the reflagging of one shuttle tanker. The restructuring charges in 2012 and a portion of the restructuring charges in 2013 primarily relate to the reorganization of the Company’s marine operations and certain of its commercial and administrative functions. The purpose of this restructuring is to create better alignment between certain of the Company’s business units and its three publicly-listed subsidiaries, as well as a lower cost organization. The Company does not expect to incur further restructuring charges associated with this reorganization. The restructuring charges in 2011 were primarily related to the sale of an FSO unit, the Karratha Spirit, and the termination of the time-charter for the shuttle tanker, Basker Spirit, resulting in the termination of the employment of certain seafarers of the two vessels.

At December 31, 2013 and 2012, $4.9 million and $3.4 million, respectively, of restructuring liabilities were recorded in accrued liabilities on the consolidated balance sheets.